SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Jan. 01, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies [Line Items]
Depreciation			$ 0	$ 1,418
Impairment losses			0	0
Cumulative effect adjustment from adoption of ASU 2017-11	$ (1,553,231)	$ (2,724,819)	(2,823,944)	(2,340,108)	$ (3,119,842)	$ (2,435,091)		$ (2,212,053)
Contract assets			0	0
Contract with Customer, Liability, Revenue Recognized			76,761	76,762
Investments in joint ventures			$ 0	$ 0
Percentage Of Joint Venture Operating Loss Used In Share Calculation			38.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
Income Tax Examination, Likelihood of Unfavorable Settlement			greater than 50%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	47,547,251	31,269,884	33,705,854	31,075,178
Share-based Compensation	$ 123,488	$ 196,272	$ 332,003	$ 269,740
Debt Instrument, Interest Rate, Effective Percentage			5.00%
Lease renewal term		2 years
Operating Lease, Right-of-Use Asset	48,962	$ 82,000	$ 68,229	$ 24,453			$ 60,000
Operating Lease, Liability	$ 49,215	$ 82,000	$ 68,599				$ 65,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property and Equipment, Useful Life			5 years
Capitalized Contract Cost, Amortization Period			30 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property and Equipment, Useful Life			2 years
Capitalized Contract Cost, Amortization Period	23 years		23 years